Taxation - Summary of Movements of Temporary Differences (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure In Tabular Form Of Movements In Net Deferred Tax Assets Liabilities [Line Items]
Beginning balance, Net deferred tax assets	€ 722	€ 0
Profit or loss	974	(386)
Net operating losses	(859)	859
Interest carry forward	(267)	249
Ending Balance,Net deferred tax assets	570	722
DTA	8,209	4,573
DTL	(7,639)	(3,851)
Property, plant and equipment [Member]
Disclosure In Tabular Form Of Movements In Net Deferred Tax Assets Liabilities [Line Items]
Beginning balance, Net deferred tax assets	880	609
Profit or loss	52	271
Ending Balance,Net deferred tax assets	932	880
DTA	932	1,060
DTL	0	(180)
Intangible assets [Member]
Disclosure In Tabular Form Of Movements In Net Deferred Tax Assets Liabilities [Line Items]
Beginning balance, Net deferred tax assets	(73)	(21)
Profit or loss	0	(52)
Ending Balance,Net deferred tax assets	(73)	(73)
DTA	0	0
DTL	(73)	(73)
Right-of-use assets [Member]
Disclosure In Tabular Form Of Movements In Net Deferred Tax Assets Liabilities [Line Items]
Beginning balance, Net deferred tax assets	(3,459)	(3,683)
Profit or loss	(3,995)	224
Ending Balance,Net deferred tax assets	(7,454)	(3,459)
DTA	0	27
DTL	(7,454)	(3,486)
Trade and other receivables [Member]
Disclosure In Tabular Form Of Movements In Net Deferred Tax Assets Liabilities [Line Items]
Beginning balance, Net deferred tax assets	0	6
Profit or loss	0	(6)
Ending Balance,Net deferred tax assets	0	0
DTA	0	0
DTL	0	0
Inventories [Member]
Disclosure In Tabular Form Of Movements In Net Deferred Tax Assets Liabilities [Line Items]
Beginning balance, Net deferred tax assets	0	(70)
Profit or loss	0	70
Ending Balance,Net deferred tax assets	0	0
DTA	0	0
DTL	0	0
Non-current lease liabilities
Disclosure In Tabular Form Of Movements In Net Deferred Tax Assets Liabilities [Line Items]
Beginning balance, Net deferred tax assets	1,719	2,846
Profit or loss	3,649	(1,127)
Ending Balance,Net deferred tax assets	5,368	1,719
DTA	5,368	1,719
DTL	0	0
Current lease liabilities [Member]
Disclosure In Tabular Form Of Movements In Net Deferred Tax Assets Liabilities [Line Items]
Beginning balance, Net deferred tax assets	482	90
Profit or loss	1,268	392
Ending Balance,Net deferred tax assets	1,750	482
DTA	1,750	482
DTL	0	0
Provisions [Member]
Disclosure In Tabular Form Of Movements In Net Deferred Tax Assets Liabilities [Line Items]
Beginning balance, Net deferred tax assets	(63)	(40)
Profit or loss	0	(23)
Ending Balance,Net deferred tax assets	(63)	(63)
DTA	0	0
DTL	(63)	(63)
Trade and other payables [Member]
Disclosure In Tabular Form Of Movements In Net Deferred Tax Assets Liabilities [Line Items]
Beginning balance, Net deferred tax assets	(49)	86
Profit or loss	0	(135)
Ending Balance,Net deferred tax assets	(49)	(49)
DTA	0	0
DTL	(49)	(49)
Net operating losses [Member]
Disclosure In Tabular Form Of Movements In Net Deferred Tax Assets Liabilities [Line Items]
Beginning balance, Net deferred tax assets	859	0
Profit or loss	(859)
Ending Balance,Net deferred tax assets	0	859
DTA	0	859
DTL	0	0
Interest carry forward [Member]
Disclosure In Tabular Form Of Movements In Net Deferred Tax Assets Liabilities [Line Items]
Beginning balance, Net deferred tax assets	426	177
Profit or loss	(267)
Ending Balance,Net deferred tax assets	159	426
DTA	159	426
DTL	0	0
Total profit or loss [Member]
Disclosure In Tabular Form Of Movements In Net Deferred Tax Assets Liabilities [Line Items]
Beginning balance, Net deferred tax assets	722
Ending Balance,Net deferred tax assets	€ (152)	€ 722